Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	ATLAS TECHNICAL CONSULTANTS, INC.
Entity Central Index Key	0001751143
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE